Document and Entity Information	Apr. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2024
Entity File Number	000-54047
Entity Registrant Name	LIGHTSTONE VALUE PLUS REIT II, INC.
Entity Central Index Key	0001436975
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	83-0511223
Entity Address, Address Line One	1985 CEDAR BRIDGE AVENUE, SUITE 1
Entity Address, City or Town	Lakewood
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08701
City Area Code	732
Local Phone Number	367-0129
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	true